Note 12 - Capital - Share Purchase Warrants (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Grant date fair value	$ 0.04	$ 0.04
Exercise price	$ 0.04	$ 0.04
Number of warrants	4,820,000	4,820,000